Equity and Stock-Based Compensation - Assumptions Used in Estimating Fair Value of Warrants Issued (Detail)	12 Months Ended
Mar. 31, 2016
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.58%
Expected life in years	2 years
Expected volatility	98.96%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.97%
Expected life in years	3 years
Expected volatility	146.60%
Modified Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	4 years
Modified Warrants [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.57%
Expected volatility	205.50%
Modified Warrants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.58%
Expected volatility	212.70%